Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of segment information
	For the Years Ended December 31,
	2020	2021	2022

Net revenues:
Cheers App Internet Business	$83,573	$135,263	$144,045
Traditional Media Business	40,190	17,749	13,034
Total consolidated net revenues	$123,763	$153,012	$157,079
Operating income:
Cheers APP Internet Business	$24,343	$32,081	$24,510
Traditional Media Business	11,707	4,210	2,218
Total segment operating income	36,050	36,291	26,728
Unallocated item (1)	(5,381)	(4)	(2)
Total consolidated operating income	$30,669	$36,287	$26,726

*	The unallocated item for the years ended December 31, 2020, 2021 and 2022 presents the share-based compensation for employees, which is not allocated to segments.